Related party disclosures - Significant Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Doktor Tarsa Tarim Sanayi AS
Related party disclosures [Line Items]
Revenue from sale of goods, related party transactions			$ 1,053
Ajay Europe SARL
Related party disclosures [Line Items]
Revenue from sale of goods, related party transactions	$ 45,205	$ 35,597	23,162
Dividend income	1,778	992	1,197
Ajay North America LLC
Related party disclosures [Line Items]
Revenue from sale of goods, related party transactions	41,814	27,763	20,259
Dividend income	1,576	1,233	1,967
Abu Dhabi Fertilizer Industries WWL
Related party disclosures [Line Items]
Dividend income	3,000	9,438
SQM Vitas Brasil Agroindustria
Related party disclosures [Line Items]
Revenue from sale of goods, related party transactions	51,748	79,086	41,341
SQM Vitas Peru S.A.C.
Related party disclosures [Line Items]
Revenue from sale of goods, related party transactions	58,077	17,016	17,723
Coromandel SQM India
Related party disclosures [Line Items]
Revenue from sale of goods, related party transactions		1,814	1,510
SQM Star Qingdao Corp Nutrition Co., Ltd.
Related party disclosures [Line Items]
Dividend income			2,223
Terra Tarsa Ukraine LLC
Related party disclosures [Line Items]
Revenue from sale of goods, related party transactions			737
Pavoni & C. Spa
Related party disclosures [Line Items]
Revenue from sale of goods, related party transactions	4,138	5,359	$ 1,125
Banco de Chile
Related party disclosures [Line Items]
Services received, related party transactions	(27,918)	(20,904)
Norte Grande S.A.
Related party disclosures [Line Items]
Revenue from sale of goods, related party transactions	142	146
El Mercurio S.A.P.
Related party disclosures [Line Items]
Services received, related party transactions	(90)	(131)
Compania de Seguros de Vida Consorcio Nacional
Related party disclosures [Line Items]
Services received, related party transactions	(31)	(134)
Entel PCS Telecomunicaciones S.A.
Related party disclosures [Line Items]
Services received, related party transactions	(228)	(157)
Empresa Nacional de Telecomunicaciones S.A.
Related party disclosures [Line Items]
Services received, related party transactions	(1,746)	(2,393)
Gonzalo Guerrero Yamamoto
Related party disclosures [Line Items]
Services received, related party transactions	(19)	$ (79)
Instituto Chileno administracion empresas
Related party disclosures [Line Items]
Services received, related party transactions	(46)
Fundacion para el desarrollo social
Related party disclosures [Line Items]
Services received, related party transactions	$ (7)